Events After the Reporting Period - Additional Information (Detail) € in Millions, £ in Millions	Jul. 01, 2021 EUR (€)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Security deposit to cover legal costs		£ 2.6	€ 3.0
Non Adjusting Event After Reporting Date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payment of security deposit to cover legal costs	€ 3.0